Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents

(in thousands of USD)	December 31, 2023	December 31, 2022
Bank deposits	182,500	—
Cash at bank and in hand	246,870	179,929
Total	429,370	179,929
Four bank deposits were held at December 31, 2023 in connection with the sale of the vessels to Frontline. All four deposits have been fully repaid during January and February, 2024. No bank deposits were held at December 31, 2022. All cash is in different banks which all have a high credit rating.